Net revenues - Schedule of revenue by type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from:
Shipments of vehicles and sales of other goods	€ 146,167	€ 149,544	€ 183,230
Other services provided	4,765	4,422	4,018
Construction contract revenues	0	747	709
Lease installments from assets sold with a buy-back commitment	674	1,046	896
Interest income of financial services activities	1,902	1,119	691
Total Net revenues	153,508	156,878	189,544
Operating lease income	€ 1,585	€ 701	€ 116